Transactions With Related Parties	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4. Transactions with Related Parties

The ultimate controlling party of the Company is Mr. George Feidakis who beneficially owns 18,579,317 common shares as of December 31, 2017, through Firment Shipping Inc., a Marshall Islands corporation controlled by Mr Feidakis. As at December 31, 2017 and 2016, Mr Feidakis beneficially owned 58.7% and 43.4%, respectively, of Globus’ shares. Mr. George Feidakis is also the chairman of the Board of Directors of Globus.

The following are the major transactions which the Company has entered into with related parties during the years ended December 31, 2017, 2016 and 2015:

In August 2006, Globus Shipmanagement Corp. entered into a rental agreement for 350 square metres of office space for its operations within a building owned by Cyberonica S.A. (an affiliate of Globus’s chairman). Rental expense was Euro 14,578 (absolute amount) ($16) per month up to August 20, 2015, which was silently extended until December 31, 2015. The rental agreement provides for an annual increase in rent of 2% above the rate of inflation as set by the Bank of Greece. The contract ran for nine years and could have been terminated by the Company with six months’ notice, and terminated at the end of 2015.  In 2016 the Company renewed the rental agreement at a monthly rate of Euro 10,360 (absolute amount) ($10.9) with a lease period ending January 2, 2025. The Company does not presently own any real estate.  During the years ended December 31, 2017, 2016 and 2015, rent expense was $140, $138 and $195, respectively.

The expense is recognised in the income statement component of the consolidated statement of comprehensive loss under administrative expenses payable to related parties. As of December 31, 2017 and 2016, $471 and $313 of rent expense, respectively was due and unpaid. Rent expense payable to related parties is classified as trade accounts payable in the consolidated statement of financial position.

As of December 28, 2015, Athanasios Feidakis assumed the position of Chief Executive Officer (“CEO”) and Chief Financial Officer. His remuneration for 2015 was $60 per annum according to his compensation agreement as a Director of Globus. On August 18, 2016, the Company entered into a consultancy agreement with an affiliated company of its CEO, Mr. Athanasios Feidakis, for the purpose of providing consulting services to the Company in connection with the Company’s international shipping and capital raising activities, including but not limited to assisting and advising the Company’s CEO at an annual fee of Euro 200,000 (absolute amount) (approx. $240). The related expense for the years ended December 31, 2017 and 2016, amounted to $229 and $97, respectively.

In December 2013, Globus entered into a credit facility for up to $4,000 with Firment Trading Limited, an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs. Effective from December 2014, through a supplemental agreement in April 2015, the credit limit of the facility increased from $4,000 to $8,000 and in December 2015, through a second supplemental agreement, the credit limit of the facility increased from $8,000 to $20,000. In December 2015, through a third supplemental agreement, the Firment Credit Facility was assigned from Firment Trading Limited, a Cypriot company, to Firment Trading Limited, a Marshall Islands corporation, each of which is an affiliate of the Company’s chairman. The Company had the right to drawdown any amount up to $20,000 or prepay any amount, during the availability period, in multiples of $100.

As of December 31, 2016, the amount drawn and outstanding with respect to the facility was $17,435, and was classified under “short-term borrowings” in the consolidated statement of financial position. For the year ended December 31, 2016, Globus recognised interest expense of $608. The expense is classified in the income statement component of the consolidated statement of comprehensive loss under interest expense and finance costs and interest payable is classified in the statement of financial position under accrued liabilities and other payables.

On February 8, 2017, the Company entered into a Share and Warrant Purchase Agreement (“February 2017 private placement”) pursuant to which it sold for $5,000 an aggregate of 5 million of its common shares, par value $0.004 per share and warrants (the “February 2017 Warrants”) to purchase 25 million of its common shares at a price of $1.60 per share to four investors in a private placement. One investor is the sister of the CEO of Globus and the daughter of its chairman. These securities were issued in transactions exempt from registration under the Securities Act. The following day, the Company entered into a registration rights agreement with those purchasers providing them with certain rights relating to registration under the Securities Act of the Shares and the common shares underlying the Warrants.

In connection with the closing of the February 2017 private placement, the Company also entered into two loan amendment agreements with existing lenders.

One loan amendment agreement was entered into by the Company with Firment Trading Limited, the lender of the Firment Credit Facility, which then had an outstanding principal amount of $18,524. Firment Trading Limited released an amount equal to $16,885 (but left an amount equal to $1,639 outstanding, which continued to accrue under the Firment Credit Facility as though it were principal) of the Firment Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Firment Trading Limited, 16,885,000 common shares and a warrant to purchase 6,230,580 common shares at a price of $1.60 per share. Subsequent to the closing of the February 2017 private placement, Globus repaid the outstanding amount on the Firment Credit Facility in its entirety. The Firment Credit Facility terminated on April 12, 2017. Firment Trading Limited waived any interest under Firment Credit Facility for 2017.

In January 2016, Globus Maritime Limited entered into a credit facility for up to $3,000 with Silaner Investments Limited, an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs. The Silaner Credit Facility was unsecured and remained available until its final maturity date at January 12, 2018. The Company had the right to drawdown any amount up to $3,000 or prepay any amount in multiples of $100. Any prepaid amount could have been re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts was charged at 5% per annum and no commitment fee was charged on the amounts remaining available and undrawn.

As of December 31, 2016, the amount drawn and outstanding with respect to the facility was $3,115 and was classified under “long-term borrowings” in the 2016 consolidated statement of financial position. For the year ended December 31, 2017 and 2016, Globus recognised interest expense of $3 and $74, respectively. The expense is classified in the income statement component of the consolidated statement of comprehensive loss under interest expense and finance costs and interest payable is classified in the statement of financial position under accrued liabilities and other payables.

The second loan amendment agreement in connection with the closing of the February 2017 private placement was entered into by the Company with Silaner Investments Limited, the lender of the Silaner Credit Facility. Silaner released an amount equal to the outstanding principal of $3,115 (but left an amount equal to $74 outstanding, which continued to accrue under the Silaner Credit Facility as though it were principal) of the Silaner Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Silaner, 3,115,000 common shares and a warrant to purchase 1,149,437 common shares at a price of $1.60 per share. During 2017, the Company drew down $ 280 under this facility. Before the end of the year, Globus repaid the outstanding amount on the Silaner Credit Facility in its entirety. The Silaner Credit Facility terminated on January 12, 2018.

In June 2016, Globus Maritime Limited entered into a consultancy agreement with Eolos Shipmanagement S.A., an affiliate of the Company’s chairman, for the purpose of providing consultancy services to Eolos Shipmanagement S.A. For these services the Company received a daily fee of $1. This agreement was terminated on January 31, 2017. For 2017 and 2016, the total income from these fees amounted to $31 and $187, respectively, and is classified in the income statement component of the consolidated statement of comprehensive loss under management and consulting fee income.

Compensation of Key Management Personnel of the Company:

Compensation to Globus non-executive directors is analysed as follows:

	For the year ended December 31,
	2017	2016	2015
Director’s remuneration	145	130	185
Share-based payments (note 13)	40	35	60
Total	185	165	245

            As of December 31, 2017 and 2016, $126 and $393 of the compensation to non-executive directors was remaining due and unpaid, respectively. Amounts payable to non-executive directors are classified as trade accounts payable in the consolidated statement of financial position.

            Compensation to the Company’s executive director is analysed as follows:

	For the year ended December 31,
	2017	2016	2015
Short-term employee benefits	229	82	85
Share-based payments (note 13)	-	15	-
Total	229	97	85

As of December 31, 2017 and 2016, $239 and $152 of the compensation to the executive director was remaining due and unpaid, respectively.

In July 2016 the remaining 2,567 series A preferred shares, granted to Company’s former Chief Executive Officer were redeemed and the former Chief Executive Officer was compensated with an amount of $242. As of December 31, 2017 and 2016, the Company had no series A preferred shares outstanding.